UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	7-31

Date of reporting period:	1-31-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JANUARY 31, 2014

Legacy Focused Large Cap Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Mostly “Risk-On” Returns Despite Volatility

Stock indices and government bond yields mostly climbed during the six-month period, though they were subject to periodic bouts of volatility, particularly in August, October, and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.

These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield corporate bonds. A notable exception: emerging markets (EM) securities, which lost luster due to political turmoil in some EM countries, rising inflation in others, slowing growth, currency volatility, and higher, increasingly competitive bond yields in developed countries as those economies improved.

Other underperformers included more conservative/defensive stock and bond sectors (such as utilities and U.S Treasury bonds) and potentially inflation-hedging investments such as inflation-indexed securities, real estate investment trusts, and commodities-based securities. In this environment, the S&P 500 Index advanced 6.85%, about half the gain of some developed-nation small-cap indices, and the 10-year U.S. Treasury note returned 0.76% as its yield remained mostly in a range between 2.50% and 3.00%.

Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Stocks should not be expected to duplicate 2013’s stellar results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

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Performance

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACFOX	8.18%	26.49%	15.95%	6.58%	5/31/06
S&P 500 Index	—	6.85%	21.52%	19.18%	6.77%	—
Institutional Class	ACFSX	8.21%	26.76%	16.18%	6.79%	5/31/06
R Class	ACFCX	7.89%	25.89%	15.36%	6.04%	5/31/06
Advisor Class	ACFDX	8.03%	26.22%	15.67%	6.32%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.11%	0.91%	1.61%	1.36%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

JANUARY 31, 2014
Top Ten Holdings	% of net assets
Cardinal Health, Inc.	3.0%
Caterpillar, Inc.	2.9%
Facebook, Inc., Class A	2.8%
Actavis plc	2.8%
Duke Energy Corp.	2.6%
Kimberly-Clark Corp.	2.6%
Magna International, Inc.	2.6%
SunPower Corp.	2.6%
Energy Transfer Partners LP	2.6%
QUALCOMM, Inc.	2.6%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.6%
Health Care Providers and Services	5.5%
Pharmaceuticals	5.3%
Communications Equipment	5.2%
Household Products	5.0%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.4%
Foreign Common Stocks*	5.9%
Total Common Stocks	96.3%
Temporary Cash Investments	3.6%
Other Assets and Liabilities	0.1%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 - 1/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,081.80	$5.77	1.10%
Institutional Class	$1,000	$1,082.10	$4.72	0.90%
R Class	$1,000	$1,078.90	$8.38	1.60%
Advisor Class	$1,000	$1,080.30	$7.08	1.35%
Hypothetical
Investor Class	$1,000	$1,019.66	$5.60	1.10%
Institutional Class	$1,000	$1,020.67	$4.58	0.90%
R Class	$1,000	$1,017.14	$8.13	1.60%
Advisor Class	$1,000	$1,018.40	$6.87	1.35%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
Common Stocks — 96.3%
AIR FREIGHT AND LOGISTICS — 2.4%
United Parcel Service, Inc., Class B	2,932	$279,214
AUTO COMPONENTS — 2.6%
Magna International, Inc.	3,607	306,054
AUTOMOBILES — 3.2%
Ford Motor Co.	17,916	268,023
Toyota Motor Corp. ADR	938	107,645
		375,668
BEVERAGES — 1.0%
Brown-Forman Corp., Class B	1,539	118,503
BIOTECHNOLOGY — 2.0%
Celgene Corp.(1)	1,542	234,276
CAPITAL MARKETS — 1.3%
Invesco Ltd.	4,702	156,341
COMMERCIAL SERVICES AND SUPPLIES — 2.4%
Waste Management, Inc.	6,747	281,890
COMMUNICATIONS EQUIPMENT — 5.2%
Cisco Systems, Inc.	13,828	302,971
QUALCOMM, Inc.	4,094	303,857
		606,828
COMPUTERS AND PERIPHERALS — 2.5%
Hewlett-Packard Co.	10,066	291,914
CONSUMER FINANCE — 4.9%
American Express Co.	3,383	287,622
Capital One Financial Corp.	4,052	286,112
		573,734
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
PT Telekomunikasi Indonesia Persero Tbk ADR	4,418	160,241
ELECTRIC UTILITIES — 2.6%
Duke Energy Corp.	4,374	308,892
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.4%
Trimble Navigation Ltd.(1)	8,855	286,282
ENERGY EQUIPMENT AND SERVICES — 1.4%
National Oilwell Varco, Inc.	2,206	165,472
FOOD AND STAPLES RETAILING — 3.7%
CVS Caremark Corp.	3,980	269,526
Kroger Co. (The)	4,612	166,493
		436,019
HEALTH CARE PROVIDERS AND SERVICES — 5.5%
Cardinal Health, Inc.	5,101	346,970
UnitedHealth Group, Inc.	4,078	294,758
		641,728
HOTELS, RESTAURANTS AND LEISURE — 2.2%
Chipotle Mexican Grill, Inc.(1)	479	264,389
HOUSEHOLD PRODUCTS — 5.0%
Colgate-Palmolive Co.	4,642	284,230
Kimberly-Clark Corp.	2,803	306,564
		590,794
INSURANCE — 4.8%
Aflac, Inc.	4,612	289,542
Allianz SE ADR	6,823	113,671
Progressive Corp. (The)	6,772	157,381
		560,594
INTERNET SOFTWARE AND SERVICES — 2.8%
Facebook, Inc., Class A(1)	5,277	330,182
IT SERVICES — 2.5%
International Business Machines Corp.	1,644	290,462
MACHINERY — 4.9%
Caterpillar, Inc.	3,577	335,916
PACCAR, Inc.	4,266	238,896
		574,812
MEDIA — 1.7%
Viacom, Inc., Class B	2,399	196,958
MULTILINE RETAIL — 2.4%
Macy’s, Inc.	5,369	285,631
OIL, GAS AND CONSUMABLE FUELS — 10.6%
Anadarko Petroleum Corp.	2,808	226,578
Chevron Corp.	2,429	271,149
Energy Transfer Partners LP	5,498	305,194
Exxon Mobil Corp.	3,142	289,567
Williams Partners LP	3,063	153,456
		1,245,944
PAPER AND FOREST PRODUCTS — 2.6%
International Paper Co.	6,300	300,762
PHARMACEUTICALS — 5.3%
AbbVie, Inc.	6,131	301,829
Actavis plc(1)	1,714	323,912
		625,741
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Vornado Realty Trust	3,193	293,213
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
SunPower Corp.(1)	9,445	305,640
SPECIALTY RETAIL — 1.9%
Gap, Inc. (The)	5,951	226,614
TOTAL COMMON STOCKS (Cost $10,726,523)		11,314,792

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Shares	Value
Temporary Cash Investments — 3.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $68,935), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $67,511)		$67,511
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $166,012), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $162,026)		162,026
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $60,612), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $59,409)		59,409
SSgA U.S. Government Money Market Fund	130,597	130,597
TOTAL TEMPORARY CASH INVESTMENTS (Cost $419,543)		419,543
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $11,146,066)		11,734,335
OTHER ASSETS AND LIABILITIES — 0.1%		14,414
TOTAL NET ASSETS — 100.0%		$11,748,749

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JANUARY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $11,146,066)	$11,734,335
Receivable for capital shares sold	346
Dividends and interest receivable	25,198
11,759,879

Liabilities
Accrued management fees	11,059
Distribution and service fees payable	71
11,130

Net Assets	$11,748,749

Net Assets Consist of:
Capital (par value and paid-in surplus)	$21,126,015
Undistributed net investment income	52,481
Accumulated net realized loss	(10,018,016)
Net unrealized appreciation	588,269
$11,748,749

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$11,392,562	781,211	$14.58
Institutional Class, $0.01 Par Value	$16,713	1,143	$14.62
R Class, $0.01 Par Value	$20,495	1,421	$14.42
Advisor Class, $0.01 Par Value	$318,979	21,989	$14.51

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$114,726
Interest	6
114,732

Expenses:
Management fees	61,696
Distribution and service fees:
R Class	50
Advisor Class	284
Directors’ fees and expenses	173
Other expenses	34
62,237

Net investment income (loss)	52,495

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	942,914
Change in net unrealized appreciation (depreciation) on investments	(132,454)

Net realized and unrealized gain (loss)	810,460

Net Increase (Decrease) in Net Assets Resulting from Operations	$862,955

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$52,495	$100,367
Net realized gain (loss)	942,914	1,124,551
Change in net unrealized appreciation (depreciation)	(132,454)	418,080
Net increase (decrease) in net assets resulting from operations	862,955	1,642,998

Distributions to Shareholders
From net investment income:
Investor Class	(110,585)	(174,167)
Institutional Class	(196)	(344)
R Class	(99)	(329)
Advisor Class	(1,779)	(4,489)
Decrease in net assets from distributions	(112,659)	(179,329)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	876,026	1,440,919

Net increase (decrease) in net assets	1,626,322	2,904,588

Net Assets
Beginning of period	10,122,427	7,217,839
End of period	$11,748,749	$10,122,427

Undistributed net investment income	$52,481	$112,645

See Notes to Financial Statements.

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Notes to Financial Statements

JANUARY 31, 2014 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Focused Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed;

12

trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2014 was 1.10% for the Investor Class, R Class and Advisor Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.50%.The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2014 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2014 were $14,856,702 and $14,270,002, respectively.

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5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	223,050	$3,179,140	324,485	$4,182,973
Issued in reinvestment of distributions	7,242	105,957	14,868	164,142
Redeemed	(176,018)	(2,522,823)	(240,497)	(2,846,327)
	54,274	762,274	98,856	1,500,788
Institutional Class
Issued in reinvestment of distributions	13	196	32	344
R Class
Issued in reinvestment of distributions	7	99	30	329
Advisor Class
Sold	9,435	134,301	3,763	47,769
Issued in reinvestment of distributions	122	1,779	369	4,049
Redeemed	(1,676)	(22,623)	(9,539)	(112,360)
	7,881	113,457	(5,407)	(60,542)
Net increase (decrease)	62,175	$876,026	93,511	$1,440,919

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$11,314,792	—	—
Temporary Cash Investments	130,597	$288,946	—
	$11,445,389	$288,946	—

15

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,153,296
Gross tax appreciation of investments	$744,388
Gross tax depreciation of investments	(163,349)
Net tax appreciation (depreciation) of investments	$581,039

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2013, the fund had accumulated short-term capital losses of $(10,955,088), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(6,613,870) and $(4,341,218) expire in 2017 and 2018, respectively.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$13.61	0.07	1.04	1.11	(0.14)	$14.58	8.18%	1.10%(4)	0.94%(4)	131%	$11,393
2013	$11.11	0.17	2.62	2.79	(0.29)	$13.61	25.74%	1.11%	1.39%	253%	$9,897
2012	$10.65	0.25	0.33	0.58	(0.12)	$11.11	5.54%	1.11%	2.39%	243%	$6,975
2011	$9.15	0.11	1.53	1.64	(0.14)	$10.65	18.07%	1.11%	1.04%	271%	$7,638
2010	$8.31	0.11	0.73	0.84	—(5)	$9.15	10.14%	1.11%	1.19%	242%	$10,272
2009	$12.03	0.06	(3.78)	(3.72)	—	$8.31	(30.92)%	1.11%	0.65%	305%	$13,594
Institutional Class
2014(3)	$13.67	0.08	1.04	1.12	(0.17)	$14.62	8.21%	0.90%(4)	1.14%(4)	131%	$17
2013	$11.14	0.19	2.65	2.84	(0.31)	$13.67	26.19%	0.91%	1.59%	253%	$15
2012	$10.69	0.27	0.32	0.59	(0.14)	$11.14	5.64%	0.91%	2.59%	243%	$12
2011	$9.18	0.13	1.54	1.67	(0.16)	$10.69	18.36%	0.91%	1.24%	271%	$33
2010	$8.34	0.13	0.73	0.86	(0.02)	$9.18	10.33%	0.91%	1.39%	242%	$34
2009	$12.04	0.06	(3.76)	(3.70)	—	$8.34	(30.73)%	0.91%	0.85%	305%	$32

17

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$13.43	0.03	1.03	1.06	(0.07)	$14.42	7.89%	1.60%(4)	0.44%(4)	131%	$20
2013	$10.96	0.11	2.60	2.71	(0.24)	$13.43	25.20%	1.61%	0.89%	253%	$19
2012	$10.51	0.20	0.32	0.52	(0.07)	$10.96	4.98%	1.61%	1.89%	243%	$15
2011	$9.03	0.05	1.52	1.57	(0.09)	$10.51	17.49%	1.61%	0.54%	271%	$18
2010	$8.24	0.06	0.73	0.79	—	$9.03	9.59%	1.61%	0.69%	242%	$16
2009	$11.99	—(5)	(3.75)	(3.75)	—	$8.24	(31.28)%	1.61%	0.15%	305%	$14
Advisor Class
2014(3)	$13.53	0.05	1.04	1.09	(0.11)	$14.51	8.03%	1.35%(4)	0.69%(4)	131%	$319
2013	$11.03	0.14	2.62	2.76	(0.26)	$13.53	25.62%	1.36%	1.14%	253%	$191
2012	$10.58	0.23	0.31	0.54	(0.09)	$11.03	5.21%	1.36%	2.14%	243%	$215
2011	$9.09	0.06	1.55	1.61	(0.12)	$10.58	17.78%	1.36%	0.79%	271%	$399
2010	$8.28	0.08	0.73	0.81	—	$9.09	9.78%	1.36%	0.94%	242%	$68
2009	$12.01	0.03	(3.76)	(3.73)	—	$8.28	(31.06)%	1.36%	0.40%	305%	$146

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

19

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81374 1403

SEMIANNUAL REPORT	JANUARY 31, 2014

Legacy Large Cap Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Mostly “Risk-On” Returns Despite Volatility

Stock indices and government bond yields mostly climbed during the six-month period, though they were subject to periodic bouts of volatility, particularly in August, October, and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.

These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield corporate bonds. A notable exception: emerging markets (EM) securities, which lost luster due to political turmoil in some EM countries, rising inflation in others, slowing growth, currency volatility, and higher, increasingly competitive bond yields in developed countries as those economies improved.

Other underperformers included more conservative/defensive stock and bond sectors (such as utilities and U.S Treasury bonds) and potentially inflation-hedging investments such as inflation-indexed securities, real estate investment trusts, and commodities-based securities. In this environment, the S&P 500 Index advanced 6.85%, about half the gain of some developed-nation small-cap indices, and the 10-year U.S. Treasury note returned 0.76% as its yield remained mostly in a range between 2.50% and 3.00%.

Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Stocks should not be expected to duplicate 2013’s stellar results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Performance

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACGOX	8.50%	29.40%	17.05%	7.12%	5/31/06
Russell 1000 Growth Index	—	10.15%	24.35%	20.87%	8.38%	—
Institutional Class	ACGHX	8.62%	29.69%	17.26%	7.33%	5/31/06
R Class	ACGEX	8.17%	28.77%	16.45%	6.58%	5/31/06
Advisor Class	ACGDX	8.26%	29.00%	16.73%	6.84%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.11%	0.91%	1.61%	1.36%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

JANUARY 31, 2014
Top Ten Holdings	% of net assets
Google, Inc., Class A	3.3%
Microsoft Corp.	3.3%
Facebook, Inc., Class A	2.3%
Illumina, Inc.	2.2%
Caterpillar, Inc.	2.2%
Chipotle Mexican Grill, Inc.	2.1%
Chesapeake Energy Corp.	2.1%
International Paper Co.	2.1%
AbbVie, Inc.	2.0%
SunPower Corp.	2.0%

Top Five Industries	% of net assets
Internet Software and Services	7.9%
Specialty Retail	5.9%
IT Services	5.7%
Software	5.3%
Pharmaceuticals	5.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.6%
Foreign Common Stocks*	6.7%
Total Common Stocks	96.3%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	0.7%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,085.00	$5.78	1.10%
Institutional Class	$1,000	$1,086.20	$4.73	0.90%
R Class	$1,000	$1,081.70	$8.40	1.60%
Advisor Class	$1,000	$1,082.60	$7.09	1.35%
Hypothetical
Investor Class	$1,000	$1,019.66	$5.60	1.10%
Institutional Class	$1,000	$1,020.67	$4.58	0.90%
R Class	$1,000	$1,017.14	$8.13	1.60%
Advisor Class	$1,000	$1,018.40	$6.87	1.35%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
Common Stocks — 96.3%
AEROSPACE AND DEFENSE — 3.7%
Boeing Co. (The)	2,133	$ 267,179
Raytheon Co.	2,852	271,140
		538,319
AIR FREIGHT AND LOGISTICS — 1.9%
United Parcel Service, Inc., Class B	3,016	287,214
AUTO COMPONENTS — 3.5%
Delphi Automotive plc	3,571	217,438
Magna International, Inc.	3,526	299,181
		516,619
AUTOMOBILES — 1.9%
Ford Motor Co.	18,430	275,713
BEVERAGES — 1.9%
PepsiCo, Inc.	3,572	287,046
BIOTECHNOLOGY — 2.5%
Alkermes plc(1)	4,650	226,362
Isis Pharmaceuticals, Inc.(1)	2,718	138,781
		365,143
CHEMICALS — 1.9%
BASF SE ADR	2,594	278,414
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Stericycle, Inc.(1)	1,033	120,923
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	13,173	288,620
COMPUTERS AND PERIPHERALS — 1.9%
EMC Corp.	11,403	276,409
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
China Unicom (Hong Kong) Ltd. ADR	15,887	207,166
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Corning, Inc.	9,630	165,732
FOOD AND STAPLES RETAILING — 4.0%
CVS Caremark Corp.	3,888	263,296
Kroger Co. (The)	5,230	188,803
Wal-Mart Stores, Inc.	1,877	140,174
		592,273
FOOD PRODUCTS — 3.9%
Hain Celestial Group, Inc. (The)(1)	3,182	292,394
Kellogg Co.	4,884	283,174
		575,568
HEALTH CARE PROVIDERS AND SERVICES — 4.0%
AmerisourceBergen Corp.	4,293	288,576
UnitedHealth Group, Inc.	4,079	294,830
		583,406
HOTELS, RESTAURANTS AND LEISURE — 4.1%
Chipotle Mexican Grill, Inc.(1)	561	309,649
McDonald’s Corp.	3,117	293,528
		603,177
HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	4,665	285,638
INSURANCE — 1.9%
Aflac, Inc.	2,555	160,403
Progressive Corp. (The)	5,407	125,659
		286,062
INTERNET AND CATALOG RETAIL — 1.9%
TripAdvisor, Inc.(1)	3,620	279,428
INTERNET SOFTWARE AND SERVICES — 7.9%
CoStar Group, Inc.(1)	215	36,989
Facebook, Inc., Class A(1)	5,445	340,694
Google, Inc., Class A(1)	416	491,283
Yelp, Inc.(1)	3,858	293,015
		1,161,981
IT SERVICES — 5.7%
Accenture plc, Class A	3,589	286,689
International Business Machines Corp.	1,573	277,918
MasterCard, Inc., Class A	3,715	281,151
		845,758
LIFE SCIENCES TOOLS AND SERVICES — 2.2%
Illumina, Inc.(1)	2,110	320,720
MACHINERY — 4.1%
Caterpillar, Inc.	3,380	317,416
PACCAR, Inc.	5,183	290,248
		607,664
MEDIA — 2.0%
Time Warner Cable, Inc.	2,196	292,661
OIL, GAS AND CONSUMABLE FUELS — 5.1%
Chesapeake Energy Corp.	11,404	306,882
Exxon Mobil Corp.	2,713	250,030
Noble Energy, Inc.	3,083	192,163
		749,075
PAPER AND FOREST PRODUCTS — 2.1%
International Paper Co.	6,382	304,677

7

Shares	Value
PHARMACEUTICALS — 5.2%
AbbVie, Inc.	6,122	$ 301,386
Eli Lilly & Co.	3,025	163,380
Forest Laboratories, Inc.(1)	4,483	297,223
		761,989
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.6%
Micron Technology, Inc.(1)	7,270	167,501
SunPower Corp.(1)	9,312	301,336
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,420	210,146
		678,983
SOFTWARE — 5.3%
Intuit, Inc.	3,971	290,876
Microsoft Corp.	12,875	487,318
		778,194
SPECIALTY RETAIL — 5.9%
AutoZone, Inc.(1)	596	295,056
Lowe’s Cos., Inc.	6,117	283,156
TJX Cos., Inc. (The)	5,033	288,693
		866,905
TOTAL COMMON STOCKS (Cost $12,923,922)		14,181,477
Temporary Cash Investments — 3.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18,

valued at $73,351), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $71,836)

		$ 71,836
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% – 4.50%, 8/15/39 – 11/15/40, valued at $176,647), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $172,405)		172,405
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $64,495), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $63,215)		63,215
SSgA U.S. Government Money Market Fund	138,964	138,964
TOTAL TEMPORARY CASH INVESTMENTS (Cost $446,420)		446,420
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $13,370,342)		14,627,897
OTHER ASSETS AND LIABILITIES — 0.7%		96,584
TOTAL NET ASSETS — 100.0%		$14,724,481

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JANUARY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $13,370,342)	$14,627,897
Receivable for capital shares sold	83,707
Dividends and interest receivable	27,312
14,738,916

Liabilities
Payable for capital shares redeemed	700
Accrued management fees	13,557
Distribution and service fees payable	178
14,435

Net Assets	$14,724,481

Net Assets Consist of:
Capital (par value and paid-in surplus)	$14,420,089
Undistributed net investment income	40,310
Accumulated net realized loss	(993,473)
Net unrealized appreciation	1,257,555
$14,724,481

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$13,934,467	911,563	$15.29
Institutional Class, $0.01 Par Value	$55,425	3,619	$15.32
R Class, $0.01 Par Value	$89,187	5,870	$15.19
Advisor Class, $0.01 Par Value	$645,402	42,365	$15.23

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$108,442
Interest	12
108,454

Expenses:
Management fees	66,935
Distribution and service fees:
R Class	204
Advisor Class	725
Directors’ fees and expenses	192
Other expenses	78
68,134

Net investment income (loss)	40,320

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	711,438
Change in net unrealized appreciation (depreciation) on investments	172,629

Net realized and unrealized gain (loss)	884,067

Net Increase (Decrease) in Net Assets Resulting from Operations	$924,387

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$40,320	$63,577
Net realized gain (loss)	711,438	1,192,004
Change in net unrealized appreciation (depreciation)	172,629	627,121
Net increase (decrease) in net assets resulting from operations	924,387	1,882,702

Distributions to Shareholders
From net investment income:
Investor Class	(71,896)	(59,863)
Institutional Class	(448)	(459)
R Class	(106)	(162)
Advisor Class	(2,304)	(1,878)
Decrease in net assets from distributions	(74,754)	(62,362)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	3,880,124	1,431,375

Net increase (decrease) in net assets	4,729,757	3,251,715

Net Assets
Beginning of period	9,994,724	6,743,009
End of period	$14,724,481	$9,994,724

Undistributed net investment income	$40,310	$74,744

See Notes to Financial Statements.

11

Notes to Financial Statements

JANUARY 31, 2014 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2014 was 1.10% for the Investor Class, R Class and Advisor Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.50%.The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2014 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2014 were $15,625,169 and $12,221,469, respectively.

14

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	398,365	$ 5,947,260	284,443	$ 3,673,303
Issued in reinvestment of distributions	4,579	69,414	5,084	57,602
Redeemed	(157,610)	(2,325,208)	(199,985)	(2,392,702)
	245,334	3,691,466	89,542	1,338,203
Institutional Class
Issued in reinvestment of distributions	30	448	40	459
Redeemed	—	—	(734)	(8,315)
	30	448	(694)	(7,856)
R Class
Sold	1,597	22,625	1,389	17,628
Issued in reinvestment of distributions	7	106	14	162
Redeemed	—	—	(228)	(3,123)
	1,604	22,731	1,175	14,667
Advisor Class
Sold	13,119	189,000	13,843	185,575
Issued in reinvestment of distributions	152	2,304	166	1,878
Redeemed	(1,701)	(25,825)	(8,652)	(101,092)
	11,570	165,479	5,357	86,361
Net increase (decrease)	258,538	$ 3,880,124	95,380	$ 1,431,375

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,181,477	—	—
Temporary Cash Investments	138,964	$307,456	—
	$14,320,441	$307,456	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,385,424
Gross tax appreciation of investments	$1,425,631
Gross tax depreciation of investments	(183,158)
Net tax appreciation (depreciation) of investments	$1,242,473

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2013, the fund had accumulated short-term capital losses of $(1,691,424), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(282,903) and $(1,408,521) expire in 2017 and 2018, respectively.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$14.18	0.05	1.15	1.20	(0.09)	$15.29	8.50%	1.10%(4)	0.68%(4)	103%	$13,934
2013	$11.07	0.11	3.11	3.22	(0.11)	$14.18	29.31%	1.11%	0.89%	216%	$9,449
2012	$10.62	0.12	0.42	0.54	(0.09)	$11.07	5.12%	1.11%	1.08%	204%	$6,381
2011	$8.81	0.12	1.78	1.90	(0.09)	$10.62	21.69%	1.11%	1.23%	194%	$5,742
2010	$8.30	0.08	0.51	0.59	(0.08)	$8.81	7.13%	1.11%	0.86%	163%	$5,901
2009	$11.60	0.07	(3.37)	(3.30)	—	$8.30	(28.45)%	1.10%	0.83%	283%	$7,714
Institutional Class
2014(3)	$14.22	0.07	1.15	1.22	(0.12)	$15.32	8.62%	0.90%(4)	0.88%(4)	103%	$55
2013	$11.10	0.14	3.11	3.25	(0.13)	$14.22	29.57%	0.91%	1.09%	216%	$51
2012	$10.65	0.14	0.42	0.56	(0.11)	$11.10	5.32%	0.91%	1.28%	204%	$48
2011	$8.84	0.13	1.79	1.92	(0.11)	$10.65	21.86%	0.91%	1.43%	194%	$64
2010	$8.32	0.09	0.53	0.62	(0.10)	$8.84	7.45%	0.91%	1.06%	163%	$401
2009	$11.61	0.08	(3.37)	(3.29)	—	$8.32	(28.34)%	0.90%	1.03%	283%	$699

17

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$14.06	0.01	1.14	1.15	(0.02)	$15.19	8.17%	1.60%(4)	0.18%(4)	103%	$89
2013	$10.97	0.05	3.09	3.14	(0.05)	$14.06	28.76%	1.61%	0.39%	216%	$60
2012	$10.53	0.06	0.41	0.47	(0.03)	$10.97	4.53%	1.61%	0.58%	204%	$34
2011	$8.74	0.06	1.77	1.83	(0.04)	$10.53	21.02%	1.61%	0.73%	194%	$27
2010	$8.23	0.03	0.52	0.55	(0.04)	$8.74	6.64%	1.61%	0.36%	163%	$431
2009	$11.56	0.03	(3.36)	(3.33)	—	$8.23	(28.81)%	1.60%	0.33%	283%	$651
Advisor Class
2014(3)	$14.12	0.03	1.14	1.17	(0.06)	$15.23	8.26%	1.35%(4)	0.43%(4)	103%	$645
2013	$11.02	0.08	3.10	3.18	(0.08)	$14.12	29.04%	1.36%	0.64%	216%	$435
2012	$10.58	0.09	0.41	0.50	(0.06)	$11.02	4.78%	1.36%	0.83%	204%	$280
2011	$8.78	0.10	1.77	1.87	(0.07)	$10.58	21.34%	1.36%	0.98%	194%	$292
2010	$8.26	0.05	0.53	0.58	(0.06)	$8.78	7.01%	1.36%	0.61%	163%	$323
2009	$11.58	0.04	(3.36)	(3.32)	—	$8.26	(28.67)%	1.35%	0.58%	283%	$278

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81375 1403

SEMIANNUAL REPORT	JANUARY 31, 2014

Legacy Multi Cap Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Mostly “Risk-On” Returns Despite Volatility

Stock indices and government bond yields mostly climbed during the six-month period, though they were subject to periodic bouts of volatility, particularly in August, October, and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.

These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield corporate bonds. A notable exception: emerging markets (EM) securities, which lost luster due to political turmoil in some EM countries, rising inflation in others, slowing growth, currency volatility, and higher, increasingly competitive bond yields in developed countries as those economies improved.

Other underperformers included more conservative/defensive stock and bond sectors (such as utilities and U.S Treasury bonds) and potentially inflation-hedging investments such as inflation-indexed securities, real estate investment trusts, and commodities-based securities. In this environment, the S&P 500 Index advanced 6.85%, about half the gain of some developed-nation small-cap indices, and the 10-year U.S. Treasury note returned 0.76% as its yield remained mostly in a range between 2.50% and 3.00%.

Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Stocks should not be expected to duplicate 2013’s stellar results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception
Investor Class	ACMNX	7.03%	25.11%	18.26%	6.65%	5/31/06
Russell 3000 Index	—	7.50%	22.60%	20.02%	7.07%	—
Institutional Class	ACMHX	7.19%	25.36%	18.49%	6.86%	5/31/06
R Class	ACMEX	6.77%	24.43%	17.63%	6.09%	5/31/06
Advisor Class	ACMFX	6.90%	24.77%	17.95%	6.37%	5/31/06
(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.18%	0.98%	1.68%	1.43%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

JANUARY 31, 2014
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	1.9%
Illumina, Inc.	1.4%
Cardinal Health, Inc.	1.2%
Microsoft Corp.	1.2%
Alkermes plc	1.2%
Credit Acceptance Corp.	1.1%
Macy’s, Inc.	1.1%
Caterpillar, Inc.	1.1%
Jones Lang LaSalle, Inc.	1.1%
Chevron Corp.	1.1%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.9%
IT Services	6.2%
Pharmaceuticals	4.7%
Insurance	4.3%
Health Care Providers and Services	4.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	92.5%
Foreign Common Stocks*	5.9%
Total Common Stocks	98.4%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	0.1%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,070.30	$6.00	1.15%
Institutional Class	$1,000	$1,071.90	$4.96	0.95%
R Class	$1,000	$1,067.70	$8.60	1.65%
Advisor Class	$1,000	$1,069.00	$7.30	1.40%
Hypothetical
Investor Class	$1,000	$1,019.41	$5.85	1.15%
Institutional Class	$1,000	$1,020.42	$4.84	0.95%
R Class	$1,000	$1,016.89	$8.39	1.65%
Advisor Class	$1,000	$1,018.15	$7.12	1.40%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
Common Stocks — 98.4%
AEROSPACE AND DEFENSE — 2.4%
AAR Corp.	4,749	$ 126,561
General Dynamics Corp.	1,366	138,389
TransDigm Group, Inc.	253	42,259
		307,209
AIR FREIGHT AND LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	1,262	120,180
AUTO COMPONENTS — 1.0%
Magna International, Inc.	1,507	127,869
AUTOMOBILES — 2.6%
Ford Motor Co.	8,133	121,670
General Motors Co.(1)	2,630	94,890
Honda Motor Co. Ltd. ADR	3,309	124,121
		340,681
BEVERAGES — 1.7%
Boston Beer Co., Inc., Class A(1)	603	125,611
Monster Beverage Corp.(1)	1,441	97,844
		223,455
BIOTECHNOLOGY — 1.8%
Alkermes plc(1)	3,127	152,223
PDL BioPharma, Inc.	8,292	75,457
		227,680
CAPITAL MARKETS — 3.9%
Affiliated Managers Group, Inc.(1)	642	127,912
Ameriprise Financial, Inc.	1,191	125,817
E*Trade Financial Corp.(1)	6,204	124,204
Invesco Ltd.	3,845	127,847
		505,780
COMMERCIAL BANKS — 2.6%
First Republic Bank	2,520	122,296
PNC Financial Services Group, Inc. (The)	1,178	94,099
Wintrust Financial Corp.	2,726	119,480
		335,875
COMMERCIAL SERVICES AND SUPPLIES — 1.6%
Stericycle, Inc.(1)	997	116,709
United Stationers, Inc.	2,001	82,901
		199,610
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	5,847	128,108
Comtech Telecommunications Corp.	2,588	78,727
QUALCOMM, Inc.	1,801	133,670
		340,505
COMPUTERS AND PERIPHERALS — 1.5%
Seagate Technology plc	2,486	131,410
Western Digital Corp.	704	60,664
		192,074
CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc.	1,434	112,927
CONSUMER FINANCE — 1.9%
American Express Co.	1,098	93,352
Credit Acceptance Corp.(1)	1,048	145,861
		239,213
CONTAINERS AND PACKAGING — 0.8%
Packaging Corp. of America	1,530	98,838
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Verizon Communications, Inc.	2,151	103,291
ELECTRIC UTILITIES — 1.9%
Duke Energy Corp.	1,669	117,865
PPL Corp.	4,161	127,201
		245,066
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	1,104	72,798
ELECTRONIC EQUIPMENT, INSTRUMENTSAND COMPONENTS — 3.5%
AVX Corp.	6,691	86,448
Corning, Inc.	7,154	123,120
Maxwell Technologies, Inc.(1)	15,048	122,791
Trimble Navigation Ltd.(1)	3,860	124,794
		457,153
ENERGY EQUIPMENT AND SERVICES — 1.0%
National Oilwell Varco, Inc.	1,751	131,342
FOOD AND STAPLES RETAILING — 1.8%
CVS Caremark Corp.	1,886	127,720
Kroger Co. (The)	2,942	106,206
		233,926
FOOD PRODUCTS — 3.0%
Cal-Maine Foods, Inc.	1,661	83,681
J&J Snack Foods Corp.	1,369	120,609
Kraft Foods Group, Inc.	1,642	85,959
TreeHouse Foods, Inc.(1)	1,537	101,196
		391,445
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.6%
Becton Dickinson and Co.	741	80,117
HEALTH CARE PROVIDERS AND SERVICES — 4.3%
AmerisourceBergen Corp.	1,849	124,290
Cardinal Health, Inc.	2,319	157,738

Shares	Value
Providence Service Corp. (The)(1)	5,228	$ 137,967
WellPoint, Inc.	1,534	131,924
		551,919
HOTELS, RESTAURANTS AND LEISURE — 2.5%
Hyatt Hotels Corp. Class A(1)	1,325	63,322
McDonald’s Corp.	952	89,650
MGM Resorts International(1)	3,194	77,806
Papa John’s International, Inc.	1,996	96,067
		326,845
HOUSEHOLD DURABLES — 1.8%
Garmin Ltd.	2,212	99,651
NVR, Inc.(1)	116	133,795
		233,446
HOUSEHOLD PRODUCTS — 1.1%
Kimberly-Clark Corp.	1,244	136,056
INSURANCE — 4.3%
ACE Ltd.	988	92,684
Aflac, Inc.	2,020	126,816
Hanover Insurance Group, Inc. (The)	2,081	115,558
Progressive Corp. (The)	4,780	111,087
StanCorp Financial Group, Inc.	1,710	109,867
		556,012
INTERNET AND CATALOG RETAIL — 1.0%
TripAdvisor, Inc.(1)	1,675	129,293
IT SERVICES — 6.2%
Alliance Data Systems Corp.(1)	508	121,747
CACI International, Inc., Class A(1)	1,749	129,461
Convergys Corp.	6,152	125,316
FleetCor Technologies, Inc.(1)	1,098	116,740
International Business Machines Corp.	699	123,499
Jack Henry & Associates, Inc.	1,162	64,816
Total System Services, Inc.	4,172	124,660
		806,239
LEISURE EQUIPMENT AND PRODUCTS — 1.0%
Smith & Wesson Holding Corp.(1)	9,583	125,441
LIFE SCIENCES TOOLS AND SERVICES — 1.8%
Illumina, Inc.(1)	1,153	175,256
Techne Corp.	665	60,429
		235,685
MACHINERY — 4.0%
Caterpillar, Inc.	1,516	142,368
Deere & Co.	1,500	128,940
PACCAR, Inc.	2,288	128,128
Pall Corp.	1,462	117,106
		516,542
MEDIA — 1.1%
Time Warner Cable, Inc.	1,019	135,802
METALS AND MINING — 1.8%
Freeport-McMoRan Copper & Gold, Inc.	3,699	119,885
POSCO ADR	1,644	111,775
		231,660
MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.	1,013	55,117
MULTILINE RETAIL — 1.1%
Macy’s, Inc.	2,696	143,427
OIL, GAS AND CONSUMABLE FUELS — 8.9%
Chesapeake Energy Corp.	4,957	133,393
Chevron Corp.	1,240	138,421
Energy Transfer Partners LP	2,339	129,838
Exxon Mobil Corp.	2,727	251,320
Marathon Oil Corp.	3,787	124,176
Plains All American Pipeline LP	2,372	119,762
SM Energy Co.	1,463	121,078
Total SA ADR	2,197	125,603
		1,143,591
PHARMACEUTICALS — 4.7%
AstraZeneca plc ADR	2,118	134,493
Eli Lilly & Co.	1,364	73,670
Hi-Tech Pharmacal Co., Inc.(1)	3,008	130,126
Hospira, Inc.(1)	3,116	137,135
Perrigo Co. plc	865	134,646
		610,070
PROFESSIONAL SERVICES — 0.7%
Verisk Analytics, Inc. Class A(1)	1,502	95,918
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
Pennsylvania Real Estate Investment Trust	2,820	52,593
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.1%
Jones Lang LaSalle, Inc.	1,245	142,254
ROAD AND RAIL — 0.4%
J.B. Hunt Transport Services, Inc.	763	57,263

Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Brooks Automation, Inc.	11,733	$ 119,090
Microchip Technology, Inc.	2,914	130,722
Ultra Clean Holdings, Inc.(1)	11,422	130,553
		380,365
SOFTWARE — 2.4%
ANSYS, Inc.(1)	1,527	119,915
Microsoft Corp.	4,058	153,595
Splunk, Inc.(1)	514	39,594
		313,104
SPECIALTY RETAIL — 1.0%
Gap, Inc. (The)	3,323	126,540
TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Coach, Inc.	2,469	118,240
THRIFTS AND MORTGAGE FINANCE — 1.0%
MGIC Investment Corp.(1)	15,340	130,237
WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Leap Wireless International, Inc.(1)	7,474	131,169
SBA Communications Corp., Class A(1)	1,476	136,899
		268,068
TOTAL COMMON STOCKS (Cost $11,413,193)		12,708,761
Temporary Cash Investments — 1.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18,

valued at $31,345), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $30,697)

		$ 30,697
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $75,485), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $73,672)		73,672
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $27,560), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $27,013)		27,013
SSgA U.S. Government Money Market Fund	59,382	59,382
TOTAL TEMPORARY CASH INVESTMENTS (Cost $190,764)		190,764
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $11,603,957)		12,899,525
OTHER ASSETS AND LIABILITIES — 0.1%		19,123
TOTAL NET ASSETS — 100.0%		$12,918,648

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)  Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $11,603,957)	$12,899,525
Receivable for capital shares sold	16,573
Dividends and interest receivable	17,452
12,933,550

Liabilities
Payable for capital shares redeemed	2,100
Accrued management fees	12,631
Distribution and service fees payable	171
14,902

Net Assets	$12,918,648

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,686,646
Undistributed net investment income	30,956
Accumulated net realized loss	(7,094,522)
Net unrealized appreciation	1,295,568
$12,918,648

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$12,179,012	797,592	$15.27
Institutional Class, $0.01 Par Value	$24,786	1,613	$15.37
R Class, $0.01 Par Value	$123,604	8,242	$15.00
Advisor Class, $0.01 Par Value	$591,246	39,071	$15.13

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $68)	$100,704
Interest	14
100,718

Expenses:
Management fees	66,885
Distribution and service fees:
R Class	297
Advisor Class	584
Directors’ fees and expenses	184
Other expenses	38
67,988

Net investment income (loss)	32,730

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	914,175
Change in net unrealized appreciation (depreciation) on investments	(216,093)

Net realized and unrealized gain (loss)	698,082

Net Increase (Decrease) in Net Assets Resulting from Operations	$730,812

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$32,730	$104,497
Net realized gain (loss)	914,175	1,076,388
Change in net unrealized appreciation (depreciation)	(216,093)	1,143,296
Net increase (decrease) in net assets resulting from operations	730,812	2,324,181

Distributions to Shareholders
From net investment income:
Investor Class	(155,888)	(123,358)
Institutional Class	(378)	(331)
R Class	(1,047)	(502)
Advisor Class	(5,655)	(4,381)
Decrease in net assets from distributions	(162,968)	(128,572)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	2,030,155	(570,132)

Net increase (decrease) in net assets	2,597,999	1,625,477

Net Assets
Beginning of period	10,320,649	8,695,172
End of period	$12,918,648	$10,320,649

Undistributed net investment income	$30,956	$161,194

See Notes to Financial Statements.

Notes to Financial Statements

January 31, 2014 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Multi Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, R Class and Advisor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2014 was 1.15% for the Investor Class, R Class and Advisor Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.50%.The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2014 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2014 were $12,597,102 and $10,869,888, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	215,188	$3,281,121	124,826	$1,662,991
Issued in reinvestment of distributions	9,711	148,871	9,869	116,454
Redeemed	(105,241)	(1,591,889)	(193,154)	(2,392,422)
	119,658	1,838,103	(58,459)	(612,977)
Institutional Class
Issued in reinvestment of distributions	25	378	27	331
R Class
Sold	515	7,673	4,188	56,331
Issued in reinvestment of distributions	69	1,047	43	502
Redeemed	(279)	(4,009)	(57)	(717)
	305	4,711	4,174	56,116
Advisor Class
Sold	13,142	200,448	3,612	45,104
Issued in reinvestment of distributions	366	5,570	374	4,381
Redeemed	(1,254)	(19,055)	(5,320)	(63,087)
	12,254	186,963	(1,334)	(13,602)
Net increase (decrease)	132,242	$2,030,155	(55,592)	$(570,132)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$12,708,761	—	—
Temporary Cash Investments	59,382	$131,382	—
	$12,768,143	$131,382	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,605,911
Gross tax appreciation of investments	$1,486,703
Gross tax depreciation of investments	(193,089)
Net tax appreciation (depreciation) of investments	$1,293,614

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2013, the fund had accumulated short-term capital losses of $(8,019,413), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(7,320,052) and $(699,361) expire in 2017 and 2018, respectively.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$14.46	0.04	0.98	1.02	(0.21)	$15.27	7.03%	1.15%(5)	0.58%(5)	95%	$12,179
2013	$11.30	0.15	3.20	3.35	(0.19)	$14.46	30.01%	1.16%	1.21%	170%	$9,801
2012	$10.90	0.19	0.33	0.52	(0.12)	$11.30	4.87%	1.16%	1.72%	179%	$8,321
2011	$8.74	0.12	2.04	2.16	—	$10.90	24.71%	1.17%	1.14%	246%	$8,041
2010	$7.79	0.02	1.05	1.07	(0.12)	$8.74	13.75%	1.16%	0.22%	235%	$7,283
2009	$11.72	0.11	(4.04)	(3.93)	—	$7.79	(33.53)%	1.15%	1.42%	267%	$22,726
Institutional Class
2014(4)	$14.56	0.06	0.99	1.05	(0.24)	$15.37	7.19%	0.95%(5)	0.78%(5)	95%	$25
2013	$11.38	0.18	3.21	3.39	(0.21)	$14.56	30.23%	0.96%	1.41%	170%	$23
2012	$10.98	0.22	0.32	0.54	(0.14)	$11.38	5.05%	0.96%	1.92%	179%	$18
2011	$8.79	0.14	2.05	2.19	—	$10.98	24.91%	0.97%	1.34%	246%	$33
2010	$7.83	0.04	1.06	1.10	(0.14)	$8.79	14.04%	0.96%	0.42%	235%	$23
2009	$11.76	0.12	(4.05)	(3.93)	—	$7.83	(33.42)%	0.95%	1.62%	267%	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(4)	$14.16	0.01	0.96	0.97	(0.13)	$15.00	6.77%	1.65%(5)	0.08%(5)	95%	$124
2013	$11.07	0.06	3.16	3.22	(0.13)	$14.16	29.36%	1.66%	0.71%	170%	$112
2012	$10.68	0.16	0.30	0.46	(0.07)	$11.07	4.34%	1.66%	1.22%	179%	$42
2011	$8.61	0.07	2.00	2.07	—	$10.68	24.04%	1.67%	0.64%	246%	$72
2010	$7.67	(0.03)	1.05	1.02	(0.08)	$8.61	13.25%	1.66%	(0.28)%	235%	$56
2009	$11.61	0.07	(4.01)	(3.94)	—	$7.67	(33.94)%	1.65%	0.92%	267%	$41
Advisor Class
2014(4)	$14.31	0.02	0.97	0.99	(0.17)	$15.13	6.90%	1.40%(5)	0.33%(5)	95%	$591
2013	$11.19	0.12	3.16	3.28	(0.16)	$14.31	29.63%	1.41%	0.96%	170%	$384
2012	$10.79	0.17	0.32	0.49	(0.09)	$11.19	4.65%	1.41%	1.47%	179%	$315
2011	$8.68	0.09	2.02	2.11	—	$10.79	24.31%	1.42%	0.89%	246%	$393
2010	$7.73	—(6)	1.05	1.05	(0.10)	$8.68	13.57%	1.41%	(0.03)%	235%	$406
2009	$11.67	0.07	(4.01)	(3.94)	—	$7.73	(33.76)%	1.40%	1.17%	267%	$1,081

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81376 1403

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 1, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 1, 2014